ORGANIZATION BUSINESS AND LIQUIDITY (Details Narrative)									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 10, 2023	May 07, 2023	May 03, 2023	Feb. 08, 2023 USD ($) ft²	Sep. 12, 2022 USD ($) shares	Sep. 07, 2022 USD ($)	Jan. 19, 2022 USD ($)	Apr. 07, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Aug. 29, 2022 $ / shares shares	Jan. 20, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 14, 2023 shares	Feb. 09, 2023 $ / shares	Jul. 31, 2022 USD ($) $ / shares shares	Sep. 28, 2021 $ / shares shares
Promissory notes convertible to shares | shares															5,572,000
Leased Area | ft²				43,000
Ownership percentage	50.00%
Net loss													$ 2,261,508	$ 1,049,473	$ 6,251,412	$ (2,024,039)	$ (7,134,957)	$ (1,870,675)
Accrued royalty													54,656		$ 54,656
Royalty due date															Apr. 10, 2025
Description related to capital market															Hempacco Co. received a letter notification from the Nasdaq Capital Market (“Nasdaq”) advising of its non-compliance with Nasdaq listing rules because Hempacco had failed to maintain its stock price at above $1.00 for a period of 30-days. The Nasdaq rules provide for a period of 180 days in which Hempacco must restore compliance. This period expires on October 3, 2023
Due and payable of royalty													$ 450,000		$ 450,000
Payment of rent				$ 2,500					$ 18,622
Contingent liability at lease inception															$ 694,159
Percentage increase in rent due to inflation															3.50%
Description of operating and servicing agreement															pay Talent’s legal expenses of $7,500 in connection with entering into the Operating Agreement and Services Agreement; (ii) cause the Company to issue to Talent a fully vested warrant to acquire 450,000 shares of Company common stock at a strike price of $1.00 per share (the “Talent Warrants”); (iii) cause the Company to issue to Talent’s designee a fully vested warrant to acquire 50,000 shares of the Company’s common stock at a strike price of $1.00 per share (the “Talent Designee Warrants”); and (iv) pay Talent royalties of 10% of HDPG, LLC’s gross revenue, with minimum annual royalty payments of $450,000 by the end of the first two years of the initial term of the Services Agreement, an additional $600,000 by the end of the third year of the initial term, and an additional $1,200,000 by the end of the fourth year of the initial term
Net cash used in operating activities															$ (4,972,225)	(3,217,684)	$ (4,370,476)	$ (730,961)
Common stock par value | $ / shares											$ 0.001		$ 0.001		$ 0.001		$ 0.001	$ 0.001			$ 2	$ 0.001
Accumulated deficit													$ (16,640,974)		$ (16,640,974)		$ (10,463,048)	$ (3,459,214)
Warrrants issued to purchase common stock | shares											70,000
Common stock shares sold | shares								208,000			1,000,000
Additional shares of Common Stock offered for sale | shares											150,000
Monthly rent				$ 2,500
Fund required to joint venture entity							$ 750,000			$ 1,000,000					$ 0	152,609
Valuation initially																					$ 4,000,000
Common stock offering Price per share | $ / shares								$ 2.00			$ 6.00
Net realizable value																					1,121,663
Valued the equipment																					$ 2,278,337
Common stock, shares authorized | shares													200,000,000		200,000,000		200,000,000	200,000,000			2,000,000	200,000,000
Exercise price per share | $ / shares											$ 9.00
Salary Payment to employees												$ 10,000
Initial capital contribution						$ 250,000
Cash Deposit					$ 250,000
Gross proceed from Common Stock share								$ 416,000							$ 7,245,000	6,468,000	$ 6,416,000	$ 1,300,000
Revenues													$ 1,326,012	$ 592,235	$ 2,004,975	$ 3,438,458	3,967,340	$ 1,187,273
Going Concern Matters [Member]
Net loss																	(7,134,957)
Net cash used in operating activities																	(4,370,475)
Accumulated deficit																	(10,463,048)
Machinery [Member]
Valuation initially																					$ 3,400,000
Trademark [Member]
Valuation initially																					$ 600,000
StickIt US First [Member]
Revenues																	5,000,000
Preferred shares convert into common stock shares | shares					250,000
Ownership percentage rate					50.00%
StickIt US Second [Member]
Revenues																	$ 10,000,000
Distributable profit percentage rate					75.00%
StickIt US [Member]
Preferred shares convert into common stock shares | shares					250,000
Repayment to party					$ 250,000
September 1, 2022 [Member]
Common stock shares sold | shares																	1,000,000
Gross proceed from Common Stock share																	$ 6,000,000
Net proceed from common stock																	$ 5,468,813
Hempacco Co Inc [Member]
Ownership percentage		50.00%													50.00%
Purchase of equity interest															$ 1,776,000
Purchase of additional equity interest															1,724,000
Paid for equity															$ 1,776,000
Nasir Ghesani [Member]
Ownership percentage		50.00%
Green Globe International [Member]
Ownership percentage			50.00%												50.00%
Joint Venture Agreement [Member]
Common stock offering Price per share | $ / shares																	$ 0.0031
Warrants awarded, shares | shares																	100,000,000
Warrants awarded, valuation																	$ 309,990
Green Globe International [Member]
Warrants awarded, shares | shares																	100,000,000
Exercise Price | $ / shares																	$ 0.01
Warrants issuable | shares																	25,000,000
Warrants price per share | $ / shares																	$ 0.0051
Total capitalized value																	$ 127,385
First JV Agreement [Member]
Warrants issuable | shares																	25,000,000
Second JV Agreement [Member]
Warrants issuable | shares																	25,000,000
Green Star Labs [Member]
Equity investment amount													$ 28,619
Net loss percentage													50.00%
Total purchase price to be paid															$ 3,500,000
Description of payment of purchase equipment															The preliminary purchase price has been allocated as to $1,776,000 for the interest in Green Star Labs, and $1,724,000 for the equipment. $3,200,000 of the $3,500,000 total purchase price was paid by the Company’s issuance of a convertible promissory note to the seller, which became effective on July 10, 2023. As noted above, Hempacco had already paid the sum of $300,000 to Curated Nutra as a deposit for the additional equipment, which represented the cash portion of the total $3,500,000 purchase price and was credited against the total purchase price by the seller, such that the total $3,500,000 purchase price was deemed paid after issuance of the $3,200,000 promissory note to the seller.
Interest rate															10.00%
Underwriters [Member]
Common stock par value | $ / shares																				$ 0.001
Offering price to the public | $ / shares																				$ 1.50
Common stock available for sale | shares															4,200,000
Warrrants issued to purchase common stock | shares																			338,100
Additional shares of Common Stock offered for sale | shares															630,000
HVI And Weedsies [Member]
Ownership percentage															50.00%
Fund required to joint venture entity															$ 1,000
Alfalfa [Member]
Ownership percentage															50.00%
Fund required to joint venture entity															$ 10,000